Consolidated Statements of Comprehensive Income (Loss) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Comprehensive income (loss)
Net income (loss)	¥ 12,948	¥ (35,540)	¥ (3,821)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	17,474	12,555	17,250
Net unrealized gains (losses)	(266)	(642)	174
Pension related adjustments	(4,147)	342	(1,779)
Total other comprehensive income	13,061	12,255	15,645
Total comprehensive income (loss)	¥ 26,009	¥ (23,285)	¥ 11,824